RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Jul. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

7. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition, include the directors of the Company.

The Company compensated key management personnel as follows:

	Years ended July 31,
	2023	2022	2021
Administrative fees	$8,500	$12,125	$4,350
Fees paid to the entity controlled by CFO	12,000	12,000	14,000
Equity-settled share-based compensation	$640,860	$399,140	-

Administrative fees include salaries, director’s fees, and amounts paid to Hunter Dickinson Services Inc. (“HDSI”) (note 7(b)) for the services provided to the Company by the CEO and a director of the Company.

(b) Entities with Significant Influence over the Company

Hunter Dickinson Inc. (“HDI”)

Hunter Dickinson Inc. (“HDI”) and its wholly owned subsidiary, HDSI, are private companies established by a group of mining professionals. HDSI provides services under contracts for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. The Company receives services from a number of related contractors, and it is at the Company’s discretion that HDSI provides certain contract services.

The Company’s CEO and Corporate Secretary is employed by HDSI and works for the Company under an employee secondment arrangement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts.

The Company is not obligated to require any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged with the Company.

HDSI also incurs third-party costs on behalf of the Company and such third-party costs include, for example, directors’ and officers’ insurance. These third- party costs are billed to the Company at cost without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Years ended July 31,
	2023	2022	2021
Service charges based on management services agreement	$57,686	$46,952	$49,397
Office lease	21,883	20,190	6,342
Reimbursement of third-party expenses	3,646	16,099	6,134
Total	$83,215	$83,241	$61,873

United Mineral Services (“UMS”)

UMS is a private company controlled by a director of the Company. The Company is engaged with UMS in the acquisition and exploration of mineral property interests (Note 4 (b)).

(b) Payables due to related parties

The following is a summary of amounts due to related parties:

	July 31, 2023	July 31, 2022
Balance payable to HDSI	$3,246	$3,134
Balance payable to UMS	12,733	98,636
Balance payable to the entity controlled by CFO	1,050	1,050
Total amount due to related parties	$17,029	$102,820